Note 3. Property, Plant and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
(3)	Property, Plant and Equipment

Property, plant and equipment are as follows (in thousands):

	June 30, 2011	December 31, 2010
Property, plant, and equipment, at cost:
Land	$9,905	7,751
Mineral rights	617,262	231,681
Buildings, machinery and equipment	573,413	423,617
Mine development costs	51,100	48,301
Total property, plant, and equipment	1,251,680	711,350
Less accumulated depreciation, depletion, and amortization	361,698	325,698
Property, plant and equipment, net	$889,982	385,652